Sensitivity Analysis – Trading Portfolio (Details) - BRL (R$)	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Scenario 1 [Member] | Interest rate in Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons	Exposure subject to variations in fixed interest rates and interest rate coupons
Risk Factors	R$ (273,000)	R$ (105,000)
Scenario 1 [Member] | Price indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Risk Factors	R$ (2,069,000)	R$ (1,788,000)
Scenario 1 [Member] | Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Risk Factors	R$ (1,000)	R$ (32,000)
Scenario 1 [Member] | Foreign currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Risk Factors	R$ (373,000)	R$ (1,597,000)
Scenario 1 [Member] | Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Risk Factors	R$ (47,000)	R$ (354,000)
Scenario 1 [Member] | Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Risk Factors	R$ (363,000)	R$ (167,000)
Scenario 1 [Member] | Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Risk Factors	R$ (436,000)
Scenario 1 [Member] | Total excluding correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(3,562,000)	R$ (4,043,000)
Scenario 1 [Member] | Total including correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (2,256,000)	(2,647,000)
Scenario 2 [Member] | Interest rate in Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Risk Factors	R$ (72,496,000)	R$ (11,776,000)
Scenario 2 [Member] | Price indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Risk Factors	R$ (58,427,000)	R$ (41,702,000)
Scenario 2 [Member] | Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in foreign currency coupon rates	Exposure subject to variations in foreign currency coupon rates
Risk Factors	R$ (18,000)	R$ (3,256,000)
Scenario 2 [Member] | Foreign currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Risk Factors	R$ (9,334,000)	R$ (39,926,000)
Scenario 2 [Member] | Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Risk Factors	R$ (1,177,000)	R$ (8,856,000)
Scenario 2 [Member] | Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Risk Factors	R$ (3,114,000)	R$ (11,955,000)
Scenario 2 [Member] | Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Risk Factors	R$ (2,387,000)	R$ (41,000)
Scenario 2 [Member] | Total excluding correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(146,955,000)	(117,512,000)
Scenario 2 [Member] | Total including correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (96,633,000)	(73,605,000)
Scenario 3 [Member] | Interest rate in Reais [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in fixed interest rates and interest rate coupons
Risk Factors	R$ (137,888,000)	R$ (23,317,000)
Scenario 3 [Member] | Price indexes [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in price index coupon rates	Exposure subject to variations in price index coupon rates
Risk Factors	R$ (115,254,000)	R$ (84,093,000)
Scenario 3 [Member] | Sensitivity Analysis Trading Portfolio Exchange Coupon [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (36,000)	R$ (6,485,000)
Scenario 3 [Member] | Foreign currency [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to exchange rate variations	Exposure subject to exchange rate variations
Risk Factors	R$ (18,668,000)	R$ (79,852,000)
Scenario 3 [Member] | Sensitivity Analysis Trading Portfolio Equities [Member]
IfrsStatementLineItems [Line Items]
Definition		Exposure subject to variation in stock prices	Exposure subject to variation in stock prices
Risk Factors	R$ (2,355,000)	R$ (17,712,000)
Scenario 3 [Member] | Sensitivity Analysis Trading Portfolio Sovereign Eurobonds And Treasuries [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure subject to variations in the interest rate of securities traded on the international market	Exposure subject to variations in the interest rate of securities traded on the international market
Risk Factors	R$ (6,295,000)	R$ (23,430,000)
Scenario 3 [Member] | Sensitivity Analysis Trading Portfolio Others [Member]
IfrsStatementLineItems [Line Items]
Definition	Exposure not classified in other definitions	Exposure not classified in other definitions
Risk Factors	R$ (4,765,000)	R$ (82,000)
Scenario 3 [Member] | Total excluding correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(285,262,000)	(234,971,000)
Scenario 3 [Member] | Total including correlation of risk factors [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ (185,755,000)	R$ (147,689,000)